Inventory (Tables)	12 Months Ended
Apr. 30, 2022
Inventories [Abstract]
Summary of Inventory
	April 30, 2022	April 30, 2021
Carrying value of inventory:
Doré	$353	$889
Goods in transit	42	—
Work-in-process	80	85
Stockpile	14	49
Supplies	1,046	758
	$1,535	$1,781